UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04448

UBS Master Series, Inc.

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
1285 Avenue of the Americas
New York, NY 10019-6028
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: February 28

Date of reporting period: November 30, 2010

Item 1. Schedule of Investments

UBS Money Market Fund
Schedule of investments – November 30, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

US government and agency obligations—20.84%

Federal Farm Credit Bank
0.510%, due 05/12/11(1)	480,000	478,898
Federal Home Loan Bank
0.270%, due 12/30/10(2)	250,000	250,000
0.500%, due 05/17/11(1)	250,000	249,420
0.260%, due 11/23/11	150,000	149,950
Federal Home Loan Mortgage Corp.*
0.170%, due 02/15/11(1)	500,000	499,821
0.230%, due 04/05/11(1)	500,000	499,601
Federal National Mortgage Association*
0.150%, due 12/15/10(1)	500,000	499,971
0.210%, due 02/16/11(1)	474,000	473,787
0.230%, due 03/01/11(1)	250,000	249,856
US Treasury Notes
4.875%, due 04/30/11	250,000	254,716

Total US government and agency obligations (cost—$3,606,020)		3,606,020

Commercial paper(1)—42.16%

Asset backed-miscellaneous—17.33%
Atlantic Asset Securitization LLC
0.280%, due 01/20/11	500,000	499,806
Falcon Asset Securitization Corp.
0.280%, due 02/14/11	500,000	499,708
Market Street Funding LLC
0.280%, due 01/11/11	500,000	499,841
Old Line Funding Corp.
0.260%, due 02/11/11	500,000	499,740
Sheffield Receivables Corp.
0.270%, due 01/25/11	500,000	499,794
Variable Funding Capital Corp.
0.260%, due 01/25/11	500,000	499,801

		2,998,690

Asset backed-security—2.89%
Grampian Funding LLC
0.320%, due 12/17/10	500,000	499,929

Banking-non-US—11.55%
ANZ National International Ltd.
0.330%, due 05/09/11	500,000	499,271
Commonwealth Bank of Australia
0.250%, due 12/29/10	500,000	499,903
Dnb NOR ASA
0.270%, due 02/01/11	500,000	499,767
Svenska Handelsbanken
0.250%, due 01/07/11	500,000	499,872

		1,998,813

Banking-US—8.66%
BNP Paribas Finance
0.540%, due 02/04/11	250,000	249,756
Deutsche Bank Financial LLC
0.280%, due 02/17/11	250,000	249,848
ING (US) Funding LLC
0.290%, due 01/18/11	500,000	499,807
Societe Generale N.A., Inc.
0.310%, due 02/01/11	500,000	499,733

		1,499,144

Technology-hardware—1.73%
Hewlett-Packard Co.
0.250%, due 12/02/10	300,000	299,998

Total commercial paper (cost—$7,296,574)		7,296,574

UBS Money Market Fund
Schedule of investments – November 30, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Repurchase agreements—37.27%

Repurchase agreement dated 11/30/10 with Barclays Bank PLC, 0.230% due 12/01/10, collateralized by $2,045,400 US Treasury Bills, zero coupon due 11/17/11; (value—$2,040,041); proceeds: $2,000,013	2,000,000	2,000,000
Repurchase agreement dated 11/30/10 with Deutsche Bank Securities, Inc., 0.240% due 12/01/10 collateralized by $4,120,000 Federal National Mortgage Association obligations, 5.250% due 08/01/12 (value—$4,489,087); proceeds: $4,400,029	4,400,000	4,400,000
Repurchase agreement dated 11/30/10 with State Street Bank & Trust Co., 0.010% due 12/01/10, collateralized by $48,306 US Treasury Notes, 2.500% due 04/30/15; (value—$51,050); proceeds: $50,000	50,000	50,000

Total repurchase agreements (cost—$6,450,000)		6,450,000

Total investments (cost—$17,352,594 which approximates cost for federal income tax purposes)(3)—100.27%		17,352,594

Liabilities in excess of other assets—(0.27)%		(47,354)

Net assets (applicable to 13,344,742; 109,576 and 3,848,853 shares of common stock outstanding of Class A, Class B and Class C, respectively, each equivalent to $1.00 per share)—100.00%		17,305,240

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

(1)	Interest rates shown are the discount rates at date of purchase.

(2)	Variable or floating rate security. The interest rate shown is the current rate as of November 30, 2010, and resets periodically. The maturity date reflects earlier of reset date or stated maturity date.

(3)	Investments are valued at amortized cost. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

U.S. generally accepted accounting principles require disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical investments.
Level 2 – Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3 – Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

The following is a summary of the fair valuations according to the inputs used as of November 30, 2010 in valuing the Fund’s investments:

	Unadjusted quoted prices in
	active markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
	(Level 1) ($)	(Level 2) ($)	(Level 3) ($)	Total ($)

US government and agency obligations	—	3,606,020	—	3,606,020

Commercial paper	—	7,296,574	—	7,296,574

Repurchase agreements	—	6,450,000	—	6,450,000

Total	—	17,352,594	—	17,352,594

At November 30, 2010, there were no transfers between Level 1 and Level 2.

Issuer breakdown by country of origin

Percentage of total investments (%)

United States	88.4

Australia	2.9

Sweden	2.9

Norway	2.9

New Zealand	2.9

Total	100.0

Weighted average maturity—47 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated August 31, 2010.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Master Series, Inc.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	January 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	January 28, 2011

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	January 28, 2011